Interest Expense and Finance Cost, Net	12 Months Ended
Dec. 31, 2025
Interest and Debt Expense [Abstract]
Interest Expense and Finance Cost, Net

NOTE 11 – INTEREST EXPENSE AND FINANCE COST, NET

Interest expense and finance cost, net for the years ended December 31, 2025, 2024 and 2023 consisted of the following:

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023
Interest expense incurred on credit facilities and financial liabilities	$113,076	$110,830	$110,818
Interest expense incurred on finance lease liabilities	21,611	28,602	30,313
Interest expense incurred on senior unsecured bonds	3,346	—	—
Interest expense capitalized related to deposits for vessel acquisitions	(18,028)	(23,209)	(19,457)
Amortization and write-off of deferred finance costs	10,705	7,841	7,188
Discount effect of long-term assets and other finance costs	4,072	465	4,780
Total interest expense and finance cost, net	$134,782	$124,529	$133,642

Interest expense incurred on deposits for vessel acquisitions was initially capitalized under the caption “Deposits for vessel acquisitions” in the Consolidated Balance Sheets.